Principal Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
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Information on Subsidiaries

The Group has 53 consolidated subsidiaries. The significant subsidiaries of the Group include the following subsidiaries:

			Percentage of ownership
Name	Primary business activities	Country of incorporation	December 31, 2016	December 31, 2017
LINE Business Partners Corporation(1)	Online advertisement	Japan	100.0%	—
LINE Fukuoka Corp.	Management support	Japan	100.0%	100.0%
LINE Pay Corporation	Software Development and mobile payment service	Japan	100.0%	100.0%
LINE Book Distribution Corporation	Mobile Contents	Japan	52.0%	52.0%
LINE Ventures Corporation	Investment	Japan	100.0%	100.0%
LINE GAME Global Gateway, L.P.	Investment	Japan	100.0%	100.0%
LINE Life Global Gateway, L.P.	Investment	Japan	100.0%	100.0%
LINE Mobile Corporation	Mobile virtual network operator	Japan	100.0%	100.0%
M.T. Burn Corporation	Online advertisement	Japan	50.5%	50.5%
Gatebox Inc.(2)	IoT hologram technology development	Japan	—	51.0%
BALIE Corporation(3)	LINE@ distributor	Japan	—	60.0%
STAIRS Corporation(4)	Game Development	Japan	—	100.0%
LINE Friends Japan Corporation(5)	Character goods business	Japan	—	100.0%
LINE TICKET Corporation(6)	Electronic ticket service	Japan	—	51.0%
FIVE Inc.(7)	Game Development	Japan	—	100.0%
LINE PLAY Corporation	Content sales	Korea	100.0%	100.0%
LINE Plus Corporation	Global marketing	Korea	100.0%	100.0%
LINE C&I Corporation	Investment	Korea	100.0%	100.0%
LINE Biz Plus Corporation	Mobile payment service	Korea	100.0%	100.0%
LINE Friends Corporation	Character goods business	Korea	100.0%	100.0%
LINE Games Corporation(8)	Game Development and Publishing	Korea	—	100.0%
NextFloor Corporation.(9)	Game Development and Publishing	Korea	—	51.0%
LINE UP Corporation(10)	Global Marketing	Korea	—	100.0%
LINE Digital Technology (Shanghai) Limited.	Social Media	China	100.0%	100.0%
LINE Friends(Shanghai) Commercial Trade Co., Ltd.(11)	Character goods business	China	—	100.0%
LINE Taiwan Limited	Mobile Service	Taiwan	100.0%	100.0%
Line Biz+ Taiwan Limited	Payment service	Taiwan	100.0%	100.0%
LINE BIZ+ PTE. LTD.	Software Development and mobile payment service	Singapore	100.0%	100.0%
LINE Company (Thailand) Limited(12)	e-commerce	Thailand	50.0%	50.0%
LINE Euro-Americas Corp.	Global marketing	United States of America	100.0%	100.0%
LINE Friends Inc.(13)	Character goods business	United States of America	—	100.0%
MixRadio Limited	Music distribution	United Kingdom of Great Britain and Northern Ireland	100.0%	100.0%
LINE Vietnam Co., Ltd(14)	Online advertisement	Vietnam	95.0%	100.0%
PT. LINE PLUS INDONESIA	Marketing	Indonesia	99.8%	99.9%

(1)	LINE Business Partners Corporation was merged with LINE Pay Corporation in December 2017
(2)	The Company acquired Gatebox Inc. (renamed from vinclu Inc. in July 2017) in April 2017, resulting in the 51.0% ownership.
(3)

LINE Business Partners acquired the shares of BALIE Corporation in July 2017, followed by the merger of LINE Business Partners by LINE Pay Corporation in December 2017. As a result, the Group’s has 60.0% ownership of BALIE Corporation

(4)

LINE Games Corporation acquired the shares of NextFloor Corporation. in July 2017, resulting in the Group’s 51.0% ownership. Additionally, in October, 2017, LINE Games Corporation acquired shares of STAIRS Corporation from NextFloor Corporations., resulting in an increase of the Group’s ownership in STAIRS Corporation from 51.0% to 100.0%.

(5)	The Company established LINE Friends Japan Corporation and transferred its LINE Friends store business to LINE Friends Japan Corporation in September 2017.
(6)	The Company established LINE TICKET Corporation with third-parties in September 2017, resulting in the 51.0% ownership of LINE TICKET Corporation by the Company.
(7)	The Company acquired shares of FIVE Inc., resulting in FIVE Inc.to become a wholly owned subsidiary of the Group.
(8)	The Company established LINE Games Corporation in June 2017.
(9)	LINE Games Corporation acquired the shares of NextFloor Corporation. in July 2017, resulting in the Group’s 51.0% ownership.
(10)	LINE Plus Corporation established LINE UP Corporation and transferred its game development business to LINE UP Corporation in November 2017.
(11)	LINE Friends Corporation established LINE Friends (Shanghai) Commercial Trade Co., Ltd. in March 2017.
(12)

The Group’s ownership in LINE Company (Thailand) Limited is 50.0%, but it holds 90.9% of the voting rights. Accordingly, LINE Company (Thailand) Limited is included in the scope of consolidation for the Group’s consolidated financial statements.

(13)	LINE Friends Corporation established LINE Friends America, LLC in February 2017 and renamed it as LINE Friends Inc. in May 2017.
(14)

LINE Plus Corporation acquired additional shares of LINE Vietnam Co., Ltd. in March 2017 from a third party, resulting in an increase of the Group’s ownership in LINE Vietnam Co., Ltd. from 95.0% to 100.0%.